Lease liabilities - Lease payments expensed (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Short-term leases	R 179	R 69	R 41
Leases of low value assets	55	48	56
Variable lease payments	235	248	301
Total	R 469	R 365	R 398